Consolidated Interim Statements of Operations and Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
ConsolidatedInterimStatementsOfOperationsAndComprehensiveLossLineItems [Line Items]
Cost of revenue	$ (2,488)	$ (3,019)	$ (3,976)	$ (3,199)
Gross profit	3,291	3,622	4,835	4,239
Operating expenses:
Selling and marketing	934	1,550	1,964	1,895
General and administrative	5,131	8,170	10,333	7,025
Research and development	489	555	732	604
Operating expenses	6,554	10,275	13,029	9,524
Loss from operations	(3,263)	(6,653)	(8,194)	(5,285)
Loss before income taxes	(5,213)	(11,861)	(15,351)	(6,751)
Net (loss) income	(5,213)	(11,934)	(15,383)	(6,762)
Total comprehensive loss	$ (5,205)	$ (11,884)	$ (15,326)	$ (6,768)
Net loss per share - basic	$ (0.46)	$ (1.14)	$ (1.45)	$ (0.73)
Net loss per share - diluted	$ (0.46)	$ (1.14)	$ (1.45)	$ (0.73)
Previously Reported [Member]
ConsolidatedInterimStatementsOfOperationsAndComprehensiveLossLineItems [Line Items]
Cost of revenue		$ (3,029)
Gross profit		3,612
Operating expenses:
Selling and marketing		1,576
General and administrative		8,287
Research and development		596
Operating expenses		10,459
Loss from operations		(6,847)
Loss before income taxes		(12,055)
Net (loss) income		(12,128)
Total comprehensive loss		$ (12,078)
Net loss per share - basic		$ (1.16)
Net loss per share - diluted		$ (1.16)
Revision of Prior Period, Reclassification, Adjustment [Member]
ConsolidatedInterimStatementsOfOperationsAndComprehensiveLossLineItems [Line Items]
Cost of revenue		$ 10
Gross profit		10
Operating expenses:
Selling and marketing		(26)
General and administrative		(117)
Research and development		(41)
Operating expenses		(184)
Loss from operations		194
Loss before income taxes		194
Net (loss) income		194
Total comprehensive loss		$ 194
Net loss per share - basic		$ 0.02
Net loss per share - diluted		$ 0.02